Shareholder Report, Holdings (Details)	Oct. 31, 2025
Conservative Allocation Fund Class A | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Conservative Allocation Fund Class A | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Conservative Allocation Fund Class A | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Conservative Allocation Fund Class A | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Conservative Allocation Fund Class A | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Conservative Allocation Fund Class A | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Conservative Allocation Fund Class A | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Conservative Allocation Fund Class A | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Conservative Allocation Fund Class A | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Conservative Allocation Fund Class A | State Street SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Conservative Allocation Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Conservative Allocation Fund Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Conservative Allocation Fund Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Conservative Allocation Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
Moderate Allocation Fund Class A | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Moderate Allocation Fund Class A | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Moderate Allocation Fund Class A | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Moderate Allocation Fund Class A | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Moderate Allocation Fund Class A | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Moderate Allocation Fund Class A | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Moderate Allocation Fund Class A | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Moderate Allocation Fund Class A | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Moderate Allocation Fund Class A | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Moderate Allocation Fund Class A | State Street SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Moderate Allocation Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Moderate Allocation Fund Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Moderate Allocation Fund Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Moderate Allocation Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
Aggressive Allocation Fund Class A | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Aggressive Allocation Fund Class A | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Aggressive Allocation Fund Class A | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Aggressive Allocation Fund Class A | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Aggressive Allocation Fund Class A | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Aggressive Allocation Fund Class A | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Aggressive Allocation Fund Class A | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Aggressive Allocation Fund Class A | State Street SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Aggressive Allocation Fund Class A | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Aggressive Allocation Fund Class A | Vanguard FTSE All-World ex-U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Aggressive Allocation Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
Aggressive Allocation Fund Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Aggressive Allocation Fund Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Aggressive Allocation Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
Diversified Income Fund Class A | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Diversified Income Fund Class A | Madison Short-Term Strategic Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Diversified Income Fund Class A | Madison Dividend Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Diversified Income Fund Class A | Madison Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Diversified Income Fund Class A | Madison Covered Call ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Diversified Income Fund Class A | State Street SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Diversified Income Fund Class A | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diversified Income Fund Class A | Global X MLP ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diversified Income Fund Class A | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diversified Income Fund Class A | Federal National Mortgage Association, 7.000%, due 11/01/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Diversified Income Fund Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diversified Income Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Diversified Income Fund Class A | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Tax-Free National Fund Class Y | Countyof Mobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Tax-Free National Fund Class Y | Cityof Burlington W I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Tax-Free National Fund Class Y | Cook County School District No [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Tax-Free National Fund Class Y | Medical Center Educational Building Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Tax-Free National Fund Class Y | Southampton County Industrial Development Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Tax-Free National Fund Class Y | West Virginia Economic Development Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Tax-Free National Fund Class Y | Eastern Kentucky University [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Tax-Free National Fund Class Y | Hialeah Utility System [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Tax-Free National Fund Class Y | E One Paso County Facilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Tax-Free National Fund Class Y | Tulsa County Industrial Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Tax-Free National Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Tax-Free National Fund Class Y | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.875%, due 10/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 3.625%, due 05/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.500%, due 05/31/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 07/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 02/15/34 Three [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 3.875%, due 11/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 3.875%, due 12/31/29 One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 06/30/28 One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 02/29/28 Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 3.875%, due 11/30/29 Three [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
High Quality Bond Fund Class Y | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
High Quality Bond Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
High Quality Bond Fund Class Y | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
High Quality Bond Fund Class Y | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
High Quality Bond Fund Class Y | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.875%, due 10/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
High Quality Bond Fund Class I | U.S. Treasury Notes, 3.625%, due 05/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.500%, due 05/31/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 07/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 02/15/34 Three [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class I | U.S. Treasury Notes, 3.875%, due 11/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class I | U.S. Treasury Notes, 3.875%, due 12/31/29 One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 06/30/28 One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 02/29/28 Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
High Quality Bond Fund Class I | U.S. Treasury Notes, 3.875%, due 11/30/29 Three [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
High Quality Bond Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
High Quality Bond Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
High Quality Bond Fund Class I | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
High Quality Bond Fund Class I | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
High Quality Bond Fund Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class A | U.S. Treasury Notes, 4.625%, due 09/30/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Core Bond Fund Class A | U.S. Treasury Notes, 4.000%, due 02/29/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Fund Class A | U.S. Treasury Notes, 4.375%, due 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class A | U.S. Treasury Notes, 4.125%, due 11/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Core Bond Fund Class A | U.S. Treasury Notes, 4.250%, due 06/30/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class A | U.S. Treasury Notes, 3.875%, due 11/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class A | U.S. Treasury Bonds, 3.750%, due 08/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class A | U.S. Treasury Notes, 4.000%, due 02/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class A | U.S. Treasury Bonds, 4.625%, due 05/15/44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class A | Federal National Mortgage Association, 5.500%, due 07/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Core Bond Fund Class A | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Core Bond Fund Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class A | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Core Bond Fund Class A | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Core Bond Fund Class A | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Fund Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Core Bond Fund Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.625%, due 09/30/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 02/29/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.375%, due 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.125%, due 11/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.250%, due 06/30/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class Y | U.S. Treasury Notes, 3.875%, due 11/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class Y | U.S. Treasury Bonds, 3.750%, due 08/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 02/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class Y | U.S. Treasury Bonds, 4.625%, due 05/15/44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class Y | Federal National Mortgage Association, 5.500%, due 07/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class Y | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Core Bond Fund Class Y | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Core Bond Fund Class Y | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class Y | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Core Bond Fund Class Y | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Core Bond Fund Class Y | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Fund Class Y | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Core Bond Fund Class Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class I | U.S. Treasury Notes, 4.625%, due 09/30/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Core Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 02/29/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Fund Class I | U.S. Treasury Notes, 4.375%, due 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class I | U.S. Treasury Notes, 4.125%, due 11/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Core Bond Fund Class I | U.S. Treasury Notes, 4.250%, due 06/30/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class I | U.S. Treasury Notes, 3.875%, due 11/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class I | U.S. Treasury Bonds, 3.750%, due 08/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 02/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class I | U.S. Treasury Bonds, 4.625%, due 05/15/44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class I | Federal National Mortgage Association, 5.500%, due 07/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Core Bond Fund Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Core Bond Fund Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class I | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Core Bond Fund Class I | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Core Bond Fund Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Fund Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Core Bond Fund Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class R6 | U.S. Treasury Notes, 4.625%, due 09/30/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Core Bond Fund Class R6 | U.S. Treasury Notes, 4.000%, due 02/29/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Fund Class R6 | U.S. Treasury Notes, 4.375%, due 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class R6 | U.S. Treasury Notes, 4.125%, due 11/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Core Bond Fund Class R6 | U.S. Treasury Notes, 4.250%, due 06/30/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class R6 | U.S. Treasury Notes, 3.875%, due 11/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class R6 | U.S. Treasury Bonds, 3.750%, due 08/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class R6 | U.S. Treasury Notes, 4.000%, due 02/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class R6 | U.S. Treasury Bonds, 4.625%, due 05/15/44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class R6 | Federal National Mortgage Association, 5.500%, due 07/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class R6 | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Core Bond Fund Class R6 | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Core Bond Fund Class R6 | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class R6 | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Core Bond Fund Class R6 | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Core Bond Fund Class R6 | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Fund Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Core Bond Fund Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Covered Call & Equity Income Fund Class A | AES Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Covered Call & Equity Income Fund Class A | Las Vegas Sands Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Covered Call & Equity Income Fund Class A | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Covered Call & Equity Income Fund Class A | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Covered Call & Equity Income Fund Class A | Transocean Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Covered Call & Equity Income Fund Class A | Agilent Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Covered Call & Equity Income Fund Class A | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class A | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class A | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class A | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Covered Call & Equity Income Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Covered Call & Equity Income Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Covered Call & Equity Income Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Covered Call & Equity Income Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Covered Call & Equity Income Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Covered Call & Equity Income Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Covered Call & Equity Income Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Covered Call & Equity Income Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Covered Call & Equity Income Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Covered Call & Equity Income Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class A | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Covered Call & Equity Income Fund Class A | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Covered Call & Equity Income Fund Class Y | AES Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Covered Call & Equity Income Fund Class Y | Las Vegas Sands Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Covered Call & Equity Income Fund Class Y | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Covered Call & Equity Income Fund Class Y | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Covered Call & Equity Income Fund Class Y | Transocean Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Covered Call & Equity Income Fund Class Y | Agilent Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Covered Call & Equity Income Fund Class Y | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class Y | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class Y | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class Y | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class Y | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Covered Call & Equity Income Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Covered Call & Equity Income Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Covered Call & Equity Income Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Covered Call & Equity Income Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Covered Call & Equity Income Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Covered Call & Equity Income Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Covered Call & Equity Income Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Covered Call & Equity Income Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Covered Call & Equity Income Fund Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Covered Call & Equity Income Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class Y | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Covered Call & Equity Income Fund Class Y | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Covered Call & Equity Income Fund Class I | AES Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Covered Call & Equity Income Fund Class I | Las Vegas Sands Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Covered Call & Equity Income Fund Class I | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Covered Call & Equity Income Fund Class I | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Covered Call & Equity Income Fund Class I | Transocean Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Covered Call & Equity Income Fund Class I | Agilent Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Covered Call & Equity Income Fund Class I | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class I | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class I | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class I | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Covered Call & Equity Income Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Covered Call & Equity Income Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Covered Call & Equity Income Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Covered Call & Equity Income Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Covered Call & Equity Income Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Covered Call & Equity Income Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Covered Call & Equity Income Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Covered Call & Equity Income Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Covered Call & Equity Income Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Covered Call & Equity Income Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class I | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Covered Call & Equity Income Fund Class I | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Covered Call & Equity Income Fund Class R6 | AES Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Covered Call & Equity Income Fund Class R6 | Las Vegas Sands Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Covered Call & Equity Income Fund Class R6 | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Covered Call & Equity Income Fund Class R6 | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Covered Call & Equity Income Fund Class R6 | Transocean Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Covered Call & Equity Income Fund Class R6 | Agilent Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Covered Call & Equity Income Fund Class R6 | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class R6 | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class R6 | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class R6 | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Covered Call & Equity Income Fund Class R6 | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Covered Call & Equity Income Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Covered Call & Equity Income Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Covered Call & Equity Income Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Covered Call & Equity Income Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Covered Call & Equity Income Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Covered Call & Equity Income Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Covered Call & Equity Income Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Covered Call & Equity Income Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Covered Call & Equity Income Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class R6 | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Covered Call & Equity Income Fund Class R6 | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Dividend Income Fund Class A | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class A | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dividend Income Fund Class A | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Dividend Income Fund Class A | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dividend Income Fund Class A | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dividend Income Fund Class A | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dividend Income Fund Class A | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dividend Income Fund Class A | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class A | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Dividend Income Fund Class A | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dividend Income Fund Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dividend Income Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Dividend Income Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Dividend Income Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Dividend Income Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Dividend Income Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Dividend Income Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Dividend Income Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dividend Income Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Dividend Income Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dividend Income Fund Class A | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dividend Income Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Dividend Income Fund Class Y | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class Y | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dividend Income Fund Class Y | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Dividend Income Fund Class Y | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dividend Income Fund Class Y | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dividend Income Fund Class Y | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dividend Income Fund Class Y | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dividend Income Fund Class Y | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class Y | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Dividend Income Fund Class Y | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dividend Income Fund Class Y | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dividend Income Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Dividend Income Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Dividend Income Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Dividend Income Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Dividend Income Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Dividend Income Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Dividend Income Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dividend Income Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Dividend Income Fund Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dividend Income Fund Class Y | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dividend Income Fund Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Dividend Income Fund Class I | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class I | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dividend Income Fund Class I | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Dividend Income Fund Class I | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dividend Income Fund Class I | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dividend Income Fund Class I | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dividend Income Fund Class I | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dividend Income Fund Class I | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class I | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Dividend Income Fund Class I | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dividend Income Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dividend Income Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Dividend Income Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Dividend Income Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Dividend Income Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Dividend Income Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Dividend Income Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Dividend Income Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dividend Income Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Dividend Income Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dividend Income Fund Class I | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dividend Income Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Dividend Income Fund Class R6 | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class R6 | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dividend Income Fund Class R6 | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Dividend Income Fund Class R6 | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dividend Income Fund Class R6 | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dividend Income Fund Class R6 | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dividend Income Fund Class R6 | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dividend Income Fund Class R6 | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class R6 | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Dividend Income Fund Class R6 | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dividend Income Fund Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dividend Income Fund Class R6 | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Dividend Income Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Dividend Income Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Dividend Income Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Dividend Income Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Dividend Income Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Dividend Income Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dividend Income Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Dividend Income Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dividend Income Fund Class R6 | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dividend Income Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Large Cap Fund Class A | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Fund Class A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Large Cap Fund Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Cap Fund Class A | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Large Cap Fund Class A | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Fund Class A | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Cap Fund Class A | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Fund Class A | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Fund Class A | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Fund Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Large Cap Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Large Cap Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Large Cap Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Large Cap Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Large Cap Fund Class A | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Large Cap Fund Class Y | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Fund Class Y | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Large Cap Fund Class Y | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Cap Fund Class Y | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Large Cap Fund Class Y | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Fund Class Y | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Cap Fund Class Y | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Fund Class Y | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Fund Class Y | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Fund Class Y | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Large Cap Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Large Cap Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Large Cap Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Large Cap Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Large Cap Fund Class Y | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Large Cap Fund Class I | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Fund Class I | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Large Cap Fund Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Cap Fund Class I | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Large Cap Fund Class I | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Fund Class I | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Cap Fund Class I | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Fund Class I | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Fund Class I | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Fund Class I | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Large Cap Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Large Cap Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Large Cap Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Large Cap Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Large Cap Fund Class I | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Large Cap Fund Class R6 | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Fund Class R6 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Large Cap Fund Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Cap Fund Class R6 | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Large Cap Fund Class R6 | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Fund Class R6 | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Cap Fund Class R6 | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Fund Class R6 | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Fund Class R6 | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Fund Class R6 | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Fund Class R6 | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Large Cap Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Large Cap Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Large Cap Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Large Cap Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Large Cap Fund Class R6 | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Mid Cap Fund Class A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Mid Cap Fund Class A | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class A | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Mid Cap Fund Class A | Amphenol Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Mid Cap Fund Class A | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Fund Class A | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class A | CDW Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class A | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Fund Class A | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class A | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Mid Cap Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Mid Cap Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Mid Cap Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Mid Cap Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Mid Cap Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Mid Cap Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Mid Cap Fund Class Y | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Mid Cap Fund Class Y | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class Y | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Mid Cap Fund Class Y | Amphenol Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Mid Cap Fund Class Y | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Fund Class Y | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class Y | CDW Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class Y | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Fund Class Y | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class Y | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Mid Cap Fund Class Y | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Mid Cap Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Mid Cap Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Mid Cap Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Mid Cap Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Mid Cap Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Mid Cap Fund Class I | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Mid Cap Fund Class I | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class I | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Mid Cap Fund Class I | Amphenol Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Mid Cap Fund Class I | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Fund Class I | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class I | CDW Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class I | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Fund Class I | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class I | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Mid Cap Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Mid Cap Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Mid Cap Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Mid Cap Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Mid Cap Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Mid Cap Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Mid Cap Fund Class R6 | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Mid Cap Fund Class R6 | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class R6 | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Mid Cap Fund Class R6 | Amphenol Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Mid Cap Fund Class R6 | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Fund Class R6 | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class R6 | CDW Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class R6 | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Fund Class R6 | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class R6 | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class R6 | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Mid Cap Fund Class R6 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Mid Cap Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Mid Cap Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Mid Cap Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Mid Cap Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Mid Cap Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Small Cap Fund Class A | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Fund Class A | Hayward Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Small Cap Fund Class A | Core & Main, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund Class A | Scotts Miracle-Gro Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class A | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class A | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund Class A | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund Class A | Box, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class A | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class A | Texas Capital Bancshares, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Small Cap Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Small Cap Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Small Cap Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Small Cap Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Small Cap Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Small Cap Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Small Cap Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small Cap Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Small Cap Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Small Cap Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Small Cap Fund Class Y | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Fund Class Y | Hayward Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Small Cap Fund Class Y | Core & Main, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund Class Y | Scotts Miracle-Gro Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class Y | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class Y | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund Class Y | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund Class Y | Box, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class Y | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class Y | Texas Capital Bancshares, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class Y | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Small Cap Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Small Cap Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Small Cap Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Small Cap Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Small Cap Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Small Cap Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Small Cap Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Small Cap Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small Cap Fund Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Small Cap Fund Class Y | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Small Cap Fund Class I | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Fund Class I | Hayward Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Small Cap Fund Class I | Core & Main, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund Class I | Scotts Miracle-Gro Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class I | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class I | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund Class I | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund Class I | Box, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class I | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class I | Texas Capital Bancshares, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Small Cap Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Small Cap Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Small Cap Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Small Cap Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Small Cap Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Small Cap Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Small Cap Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small Cap Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Small Cap Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Small Cap Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Small Cap Fund Class R6 | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Fund Class R6 | Hayward Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Small Cap Fund Class R6 | Core & Main, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund Class R6 | Scotts Miracle-Gro Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class R6 | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class R6 | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund Class R6 | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund Class R6 | Box, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class R6 | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class R6 | Texas Capital Bancshares, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class R6 | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Small Cap Fund Class R6 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Small Cap Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Small Cap Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Small Cap Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Small Cap Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Small Cap Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Small Cap Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small Cap Fund Class R6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Small Cap Fund Class R6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Small Cap Fund Class R6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%